COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Schedule Of Commitments
	September 30, 2023	December 31, 2022
Not later than one year	$117	$105
Later than one year and not later than five years	382	347
Later than five years	362	398
	$861	$850